Offerings - Offering: 1	Jul. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	13,590,908
Proposed Maximum Offering Price per Unit	55.00
Maximum Aggregate Offering Price	$ 747,499,940.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,442.25
Offering Note	(1) Calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The fee payable in connection with the offering pursuant to the prospectus supplement with which this Calculation of Filing Fee Tables is filed (the "prospectus supplement") has been paid in accordance with Rule 456(b) under the Securities Act. The securities covered by this Calculation of Filing Fee Tables includes 1,772,727 shares of common stock that are issuable upon the underwriters' exercise of their option to purchase such shares to cover over allotments for 30 days after the date of the prospectus supplement. (2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this prospectus also covers such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments.